Other revenues (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue [abstract]
Performance fees (a)	R$ 48,645	R$ 30,764	R$ 104,840	R$ 123,702
Foreign exchange	26,659	31,137	67,769	73,733
Capital gains	25,341	2,651	34,428	63,565
Others	30,785	13,135	71,428	40,466
Total	R$ 131,430	R$ 77,687	R$ 278,465	R$ 301,466